Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	IDX Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001643838
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2023
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
IDX Risk-Managed Bitcoin Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF IDX RISK-MANAGED BITCOIN STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The IDX Risk-Managed Bitcoin Strategy Fund (the “Fund”) seeks long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1036.03% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1036.03%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation. The Fund pursues its investment strategy through actively managed exposure to bitcoin futures contracts. The Fund does not invest in bitcoin or other digital assets directly, or in the Grayscale® Bitcoin Trust or any other over-the-counter (“OTC”) Trusts. Additionally, the Fund does not invest in, or seek exposure to, the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

Bitcoin is a digital asset, sometimes referred to as a digital currency or “cryptocurrency.” The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network. The network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” on page 23 of the Fund’s Prospectus). The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin.

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of bitcoin futures contracts, the underlying reference asset is bitcoin. Futures contracts may be physically-settled or cash-settled. The Fund currently invests only in cash-settled bitcoin futures contracts traded on the Chicago Mercantile Exchange (“CME”). The value of bitcoin futures contracts is determined by reference to the CME CF Bitcoin Reference Rate (“BBR”), which provides an indication of the price of bitcoin across certain cash bitcoin exchanges. The Fund seeks to invest in front and near-month bitcoin futures. The Fund does not expect to hold any futures contracts with longer than 90 days to maturity. A high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid.

Over time, the Fund seeks to capture most of the upside participation in bitcoin futures while limiting the downside by managing its bitcoin futures exposure to between 25% and 100% of the Fund’s net assets, depending on the market conditions. While investments in bitcoin futures is a form of leverage, the Fund will not have bitcoin futures exposure greater than 100% of its net assets. Under normal market conditions, the Fund expects to maintain bitcoin futures exposure of between 50% and 100%. During stressed or abnormal market conditions, including periods when IDX Advisors (the “Adviser”) believes it is prudent to take a temporary defensive position, the Fund will reduce its bitcoin futures exposure significantly, but in no situation will it be less than 25% of the Fund’s net assets. The Fund defines stressed or abnormal market conditions as a significant drop in the price of bitcoin or bitcoin futures over a short trading period.

The Fund will gain exposure to bitcoin by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands and managed by the Adviser. The Fund generally expects to invest approximately 25% of its total assets in this subsidiary, but it may exceed this amount if the Adviser believes doing so is in the best interest of the Fund, such as to help the Fund achieve its investment objective or manage its tax efficiency. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary. Because the subsidiary invests in bitcoin futures, which are considered a form of leverage, the Fund’s exposure to bitcoin price volatility exceeds the 25% of the Fund’s assets allocated to the subsidiary.

In addition to bitcoin futures contracts, the Fund may invest in exchange-traded funds (“ETFs”), including Canadian ETFs, in limited circumstances, for example to manage inflows and outflows or respond to unusual market conditions (“bitcoin-related investments”). Except for the Fund’s subsidiary, the Fund will limit investments in other bitcoin-related investments to 10% or less of the Fund’s assets. The shares of these ETFs will have direct or indirect exposure to bitcoin. The Fund expects to have significant holdings of cash and U.S. government securities, money market funds, repurchase agreements, and investment grade fixed-income securities (the “Cash and Fixed Income Investments”). The Fund does not target a specific maturity but will generally have an average portfolio duration of one year or less. Each debt security held by the fund must be high quality at the time of purchase, which is defined as being rated no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service, or Fitch Ratings, Inc. The Cash and Fixed Income Investments are intended to provide liquidity, to serve as collateral for the Fund’s futures contracts and to support its use of leverage.

The Adviser uses a proprietary quantitative model that statistically gauges the strength of price trends in bitcoin. The model uses publicly available daily price information to systematically allocate Fund assets to bitcoin futures contracts according to a pre-defined ruleset. Specifically, the model measures price behavior of bitcoin over multiple periods to determine three expected risk/return environments: unfavorable, favorable, and very favorable. Based on these environments, the Adviser will adjust the Fund’s bitcoin futures exposure from 25% to 100% of the Fund’s net assets.

The Fund generally does not intend to close out, sell, or redeem its futures contracts except (i) to meet redemptions or (ii) when a bitcoin futures contract is nearing expiration, at which point the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date to maintain its bitcoin futures exposure. This is commonly referred to as “rolling.” Currently, most of the open interest in CME bitcoin futures is in front-month contracts (i.e., contracts that expire in 30 days); therefore, the Fund expects to mostly invest in such contracts over the foreseeable future. Over time, as the CME bitcoin futures market expands, the Fund will use a multi-day, laddered roll process. Because of this rolling, the Fund engages in very frequent trading to achieve its investment objective, which will result in portfolio turnover greater than 100%.

As part of its risk-managed approach to bitcoin exposure, the Adviser actively manages the Fund’s exposure and limits exposure during unfavorable market conditions, which includes limiting rolls into potentially unfavorable periods. During stressed or abnormal market conditions, including periods when the Adviser believes it is prudent to take a temporary defensive position, the Fund will reduce its bitcoin futures exposure significantly, but in no situation will the Fund’s exposure be less than 25% of the Fund’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has recently commenced operations and only has a calendar year of performance history. The bar chart and table below provide some indication of the risks of investing in the Fund. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 216-329-4271 or by visiting its website at www.idx-funds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has recently commenced operations and only has a calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	216-329-4271
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.idx-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	(6.94)%	4th quarter 2022
Worst Quarter:	(14.50)%	1st quarter 2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

IDX Risk-Managed Bitcoin Strategy Fund | ICE BofA SOFR Overnight Rate Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2021
IDX Risk-Managed Bitcoin Strategy Fund | CME CF Bitcoin Reference Rate
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(65.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(72.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2021
IDX Risk-Managed Bitcoin Strategy Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTCDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.77%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.16%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,439
IDX Risk-Managed Bitcoin Strategy Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTIDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.77%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,497
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,204
Annual Return 2022	rr_AnnualReturn2022	(35.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(6.94%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.50%)
1 Year	rr_AverageAnnualReturnYear01	(35.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(34.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2021
IDX Risk-Managed Bitcoin Strategy Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(34.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2021
IDX Risk-Managed Bitcoin Strategy Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(34.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2021
IDX Commodity Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF IDX COMMODITY OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The IDX Commodity Opportunities Fund (the “Fund”) seeks total return, which includes long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 176.26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	176.26%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing globally across a wide range of asset classes, including commodities, equities, fixed income, and currencies, and may take both long and short positions in each of the asset classes or Instruments (as defined below). The Adviser expects that the Fund will predominantly invest in long and short derivative positions within commodities, but it will make strategic allocations to other asset classes as it deems appropriate. The Fund has the flexibility to shift its allocation across asset classes and markets around the world based on the investment adviser’s assessment of their relative attractiveness. This means the Fund may concentrate its investments in any one asset class or geographic region, subject to any limitations imposed by the federal securities and tax laws, including the Investment Company Act of 1940 (the “1940 Act”).

Portfolio Construction

IDX Advisors (the “Adviser”) uses a bottom-up analysis process that considers quantitative and qualitative investment factors, including price and volume data (e.g., momentum and/or mean-reversion), macroeconomic data, fundamental valuation, term structure (e.g., carry), and other factors. Each of these factors is described in more detail in the statutory prospectus.

The Adviser uses a proprietary, systematic, and quantitative investment process that seeks to benefit from price trends in commodity, currency, equity, volatility, and fixed-income Instruments. As part of this process, the Fund will take either a long or short position in each Instrument. The owner of a long position in an Instrument will benefit from an increase in the price of the underlying instrument. The owner of a short position in an Instrument will benefit from a decrease in the price of the underlying instrument. The Adviser will generally seek to allocate among instruments and asset classes in such a way that it enhances the risk-adjusted return relative to a long-only allocation. The Adviser expects this approach will reduce volatility and drawdowns while capturing the majority of the upside of the underlying markets.

During stressed or abnormal market conditions, including periods when the Adviser believes it is prudent to take a temporary defensive position, the Fund will reduce its exposure to certainly asset classes significantly, including eliminating the asset class from the portfolio. The Fund defines stressed or abnormal market conditions as a significant drop in the price of the underlying assets over a short trading period. The targeted risk at any given point in time can vary based on a number of factors, including the Adviser’s systematic tactical views. The desired overall risk level of the Fund may be increased or decreased by the Adviser, subject to the Adviser’s risk controls which may result in the Adviser’s targeted risk level not being achieved in certain circumstances.

Derivatives and Instruments

In seeking to achieve its investment objective, the Fund will enter into both long and short positions using derivative instruments such as futures, forwards, options, and swaps, including equity index futures, swaps on equity index futures, equity swaps and options on equity indices, fixed income futures, bond and interest rate futures, and credit default index swaps (collectively, “Derivatives”).

The Fund may also invest in fixed incomes securities, including U.S. Government securities, U.S. Government agency securities (including inflation-linked bonds, such as Treasury Inflation-Protected Securities (“TIPS”)), short-term fixed income securities, overnight or fixed-term repurchase agreements, money market fund shares corporate bonds, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), foreign government bonds, and repurchase (“repo”) and reverse repo agreements. (collectively with Derivatives, the “Instruments”). Leverage may be created when the Fund enters into reverse repo agreements.

The Fund may invest in Instruments listed on U.S. or non-U.S. exchanges, some of which could be denominated in currencies other than the U.S. dollar. Although the Fund is not required to hedge against changes in currency values, the Fund expects to hedge its non-U.S. currency exposure. The Fund may invest in or have exposure to issuers of any size. The Fund may invest in or have exposure to U.S. or non-U.S. issuers. The Fund will either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments.

The Fund’s use of Derivatives will have the economic effect of financial leverage. Leverage will magnify exposure to the movements in prices of an asset class underlying a Derivative, which will result in increased volatility. This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Derivatives that have a leveraging effect. While the Fund normally does not engage in any direct borrowing, leverage is implicit in the futures and other derivatives it trades. There is no assurance that the Fund’s use of Derivatives providing enhanced exposure will enable the Fund to achieve its investment objective.

The Fund intends to make investments through a wholly-owned and controlled subsidiary of the Fund (the “Subsidiary”), and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in Derivatives and other investments intended to serve as margin or collateral for the Subsidiary’s Derivative positions. The Fund will invest in the Subsidiary to gain exposure to the commodities markets within the limitations of the federal tax laws, rules, and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Commodity Investments

The Fund pursues its investment objective by allocating assets among various commodity sectors (including agricultural, energy, livestock, softs (e.g., non-grain agricultural products such as coffee, sugar, cocoa, etc.) and precious and base metals). The Fund will obtain exposure to commodity sectors by investing in commodity-linked Derivatives, directly or through the Subsidiary, not through direct investments in physical commodities.

The Fund will have some level of investment in most commodity sectors. In allocating assets among commodity sectors, the Adviser will largely employ a trend-following approach that seeks to balance the allocation of risk (as measured by proprietary and established measures of risk such as annualized standard deviation) across the commodity contracts over time.

The Adviser uses its proprietary quantitative model to statistically gauge the strength of price trends in commodities. The model uses publicly available daily price information to evaluate various measures of momentum and determine appropriate allocations.

The Adviser will also use its models to manage the allocation of investments across commodity sectors based on the Adviser’s assessment of the risk associated with the commodity sector, its investment, and the Adviser’s assessment of prevailing market conditions. Shifts in allocations among and within commodity sectors or Instruments will be determined in accordance with various quantitative signals based upon the Adviser’s research, that rely on the evaluation of technical and fundamental indicators, such as trends in historical prices, spreads between futures’ prices of differing expiration dates, supply/demand data, momentum, and macroeconomic data of commodity consuming countries.

The Fund is actively managed and has the flexibility to over- or underweight commodity sectors, at the Adviser’s discretion, to achieve the Fund’s objective. There is no stated limit on the percentage of assets the Fund can invest in any one commodity sector, and at times the Fund may focus on a small number of commodity sectors.

Equity Investments

The Fund may invest directly or indirectly in equity securities of commodity-related companies whose operations relate to commodities, natural resources, energy, real estate or other “hard assets,” and companies that provide services or have exposure to such businesses. These companies include companies engaged in the exploration, ownership, production, refinement, processing, transportation, distribution or marketing of commodities and that use commodities extensively in their products and companies that provide technology and services to commodity-related companies. This includes companies that are engaged in businesses such as integrated oil, oil and gas exploration and production, energy services and technology, chemicals and oil products, coal and other consumable fuel, gold and precious metals, metals and minerals, forest products, agricultural chemicals and services, farm land, alternative energy sources, environmental services and agricultural products (including crop growers, owners of plantations, and companies that produce and process foods), as well as related transportation companies, equipment manufacturers, service providers and engineering, procurement and construction. companies. The Fund can invest in both U.S. and foreign companies of any size, including issuers from emerging markets. While the Fund can hold equity securities such as common stocks, preferred stocks, convertible securities, warrants, depositary receipts, and other instruments whose price is linked to the value of common stock, the Fund will gain most of its equity exposure through ETFs.

Fixed Income Investments

A significant portion of the assets of the Fund may be invested directly or indirectly in investment-grade fixed-income securities and cash and cash equivalents with one year or less term to maturity and an average portfolio duration of one year or less. The Fund defines “investment-grade” as fixed income securities being rated no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service, or Fitch Ratings, Inc. The fixed income portion of the Fund is intended to provide liquidity and preserve capital, and to serve as margin or collateral for the Fund’s or Subsidiary’s derivative positions. These cash or cash equivalent holdings also serve as collateral for the positions the Fund takes and earn income for the Fund. The Adviser seeks to develop an appropriate fixed income portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

Additional Portfolio Information

The Fund generally does not intend to close out, sell, or redeem its Instruments except (i) to meet redemptions or (ii) when an Instrument is nearing expiration, at which point the Fund will generally sell it and use the proceeds to buy another Instrument with a later expiration date to maintain its commodities exposure. This is commonly referred to as “rolling.”

The Fund’s strategy engages in frequent portfolio trading which may result in a higher portfolio turnover rate than a fund with less frequent trading, and correspondingly greater transactional expenses, which are borne by the Fund and its shareholders, and may have adverse tax consequences on them. The Adviser considers the transaction costs associated with trading each Instrument, and takes this into consideration when determining the appropriate frequency for trading. The Fund also employs sophisticated proprietary trading techniques to mitigate trading costs and the execution impact on the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on November 1, 2022, and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Updated performance information will be available at no cost by calling 216-329-4271 or by visiting its website at www.idx-funds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on November 1, 2022, and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	216-329-4271
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.idx-funds.com
IDX Commodity Opportunities Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CFIDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.49%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[3]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.99%	[3],[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.88%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[3],[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.09%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 927
IDX Commodity Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COIDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.99%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 904

[1]	As of the date of this prospectus, the Investor Class has not commenced operations.
[2]	IDX Advisors, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plan, shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, and other expenditures which are capitalized in accordance with generally accepted accounting principles (“GAAP”) and other extraordinary expenses not incurred in the ordinary course of the Funds' business) to not more than 2.49% through at least April 30, 2024. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 2.49% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.
[3]	As of the date of this prospectus, the Investor Class has not commenced operations.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[5]	IDX Advisors, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plan, shareholder service fees pursuant to a shareholder service plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than 1.79% through at least April 30, 2024. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.79% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.